Exhibit 99
Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	38
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,124,319,859.88	46,836		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$220,400,000.00	0.38%		September 15, 2016
Class A-2a Notes	$273,400,000.00	0.95%		August 15, 2018
Class A-2b Notes	$100,000,000.00	2.63950%	*	August 15, 2018
Class A-3 Notes	$300,000,000.00	1.41%		February 15, 2020
Class A-4 Notes	$105,720,000.00	1.74%		February 15, 2021
Class B Notes	$31,570,000.00	2.01%		March 15, 2021
Class C Notes	$21,040,000.00	2.26%		March 15, 2022
Total	$1,052,130,000.00
		* One-month LIBOR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$551,327.91

Principal:
Principal Collections	$9,597,578.59
Prepayments in Full	$3,656,895.83
Liquidation Proceeds	$133,263.45
Recoveries	$79,482.49
Sub Total	$13,467,220.36
Collections	$14,018,548.27

Purchase Amounts:
Purchase Amounts Related to Principal	$404,677.68
Purchase Amounts Related to Interest	$2,100.11
Sub Total	$406,777.79

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$14,425,326.06

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	38
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$14,425,326.06
Servicing Fee	$170,984.55	$170,984.55	$0.00	$0.00	$14,254,341.51
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$14,254,341.51
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$14,254,341.51
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$14,254,341.51
Interest - Class A-3 Notes	$16,451.33	$16,451.33	$0.00	$0.00	$14,237,890.18
Interest - Class A-4 Notes	$153,294.00	$153,294.00	$0.00	$0.00	$14,084,596.18
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,084,596.18
Interest - Class B Notes	$52,879.75	$52,879.75	$0.00	$0.00	$14,031,716.43
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,031,716.43
Interest - Class C Notes	$39,625.33	$39,625.33	$0.00	$0.00	$13,992,091.10
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$13,992,091.10
Regular Principal Payment	$13,134,735.98	$13,134,735.98	$0.00	$0.00	$857,355.12
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$857,355.12
Residual Released to Depositor	$0.00	$857,355.12	$0.00	$0.00	$0.00
Total		$14,425,326.06

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$13,134,735.98
Total					$13,134,735.98
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$13,134,735.98	$43.78	$16,451.33	$0.05	$13,151,187.31	$43.83
Class A-4 Notes	$0.00	$0.00	$153,294.00	$1.45	$153,294.00	$1.45
Class B Notes	$0.00	$0.00	$52,879.75	$1.68	$52,879.75	$1.68
Class C Notes	$0.00	$0.00	$39,625.33	$1.88	$39,625.33	$1.88
Total	$13,134,735.98	$12.48	$262,250.41	$0.25	$13,396,986.39	$12.73

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	38

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$14,001,135.81	0.0466705	$866,399.83	0.0028880
Class A-4 Notes	$105,720,000.00	1.0000000	$105,720,000.00	1.0000000
Class B Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$172,331,135.81	0.1637926	$159,196,399.83	0.1513087

Pool Information
Weighted Average APR	3.149%	3.136%
Weighted Average Remaining Term	26.65	25.88
Number of Receivables Outstanding	19,290	18,691
Pool Balance	$205,181,455.06	$191,186,017.19
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$193,373,690.80	$180,238,954.82
Pool Factor	0.1824938	0.1700459

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,621,599.30
Targeted Credit Enhancement Amount	$5,621,599.30
Yield Supplement Overcollateralization Amount	$10,947,062.37
Targeted Overcollateralization Amount	$31,989,617.36
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$31,989,617.36

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,621,599.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,621,599.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,621,599.30

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	38
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		69	$203,022.32
(Recoveries)		96	$79,482.49
Net Loss for Current Collection Period			$123,539.83
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7225%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6218%
Second Prior Collection Period			0.6307%
Prior Collection Period			0.7245%
Current Collection Period			0.7480%
Four Month Average (Current and Prior Three Collection Periods)			0.6813%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,123	$10,640,672.17
(Cumulative Recoveries)			$1,574,755.62
Cumulative Net Loss for All Collection Periods			$9,065,916.55
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.8063%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,407.20
Average Net Loss for Receivables that have experienced a Realized Loss			$2,902.95

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.98%	285	$3,791,218.58
61-90 Days Delinquent	0.26%	29	$493,413.71
91-120 Days Delinquent	0.01%	2	$27,354.38
Over 120 Days Delinquent	0.15%	17	$281,208.80
Total Delinquent Receivables	2.40%	333	$4,593,195.47

Repossession Inventory:
Repossessed in the Current Collection Period		21	$300,331.22
Total Repossessed Inventory		31	$482,918.04

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2616%
Prior Collection Period			0.2281%
Current Collection Period			0.2568%
Three Month Average			0.2488%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4195%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	38

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer